Noncontrolling Interest	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Line Items]
Noncontrolling Interest

11. Noncontrolling Interest

Concurrently with the completion of the IPO, QTS consummated a series of transactions pursuant to which QTS became the sole general partner and majority owner of QualityTech, LP, which then became its operating partnership. The previous owners of QualityTech, LP retained 21.2% ownership of the Operating Partnership.
Commencing at any time beginning November 1, 2014, at the election of the holders of the noncontrolling interest, the Class A units are redeemable for cash or, at the election of the Company common stock of the Company on a one-for-one basis. During the fourth quarter of 2014, approximately 270,000 Class A units were redeemed for the Company’s common stock. As a result, the noncontrolling ownership interest of QualityTech, LP was 20.4% at December 31, 2014

Qualitytech, LP [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest

11. Noncontrolling Interest

Concurrently with the completion of the IPO, QTS consummated a series of transactions pursuant to which QTS became the sole general partner and majority owner of QualityTech, LP, which then became its operating partnership. The previous owners of QualityTech, LP retained 21.2% ownership of the Operating Partnership.
Commencing at any time beginning November 1, 2014, at the election of the holders of the noncontrolling interest, the Class A units are redeemable for cash or, at the election of the Company common stock of the Company on a one-for-one basis. During the fourth quarter of 2014, approximately 270,000 Class A units were redeemed for the Company’s common stock. As a result, the noncontrolling ownership interest of QualityTech, LP was 20.4% at December 31, 2014.